Related undertakings - Summary of full list of related parties - Australia to Italy (Details)	12 Months Ended
Dec. 31, 2022
Australia | LNRS Data Services (Australia) Pty Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (Australia) Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS1
Australia | Reed Exhibitions Australia Pty Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | Reed International Books Australia Pty Ltd | Ordinary
Related party transactions
Company name	Reed International Books Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | RELX Australia Pty Ltd | Ordinary
Related party transactions
Company name	RELX Australia Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Australia | ThreatMetrix Pty Ltd | Ordinary
Related party transactions
Company name	ThreatMetrix Pty Ltd
Percentage of undertaking	100.00%
Reg office	AUS2
Austria | LexisNexis Verlag ARD ORAC GmbH & Co KG | Partnership Interest
Related party transactions
Company name	LexisNexis Verlag ARD ORAC GmbH & Co KG
Percentage of undertaking	100.00%
Reg office	AUT2
Austria | ORAC GmbH | Ordinary
Related party transactions
Company name	ORAC GmbH
Percentage of undertaking	100.00%
Reg office	AUT2
Austria | RELX Austria GmbH | Ordinary
Related party transactions
Company name	RELX Austria GmbH
Percentage of undertaking	100.00%
Reg office	AUT3
Austria | RX CEE GmbH | Ordinary
Related party transactions
Company name	RX CEE GmbH
Percentage of undertaking	100.00%
Reg office	AUT1
Austria | RX Salzburg GmbH | Ordinary
Related party transactions
Company name	RX Salzburg GmbH
Percentage of undertaking	100.00%
Reg office	AUT3
Austria | RX Wien GmbH | Ordinary
Related party transactions
Company name	RX Wien GmbH
Percentage of undertaking	100.00%
Reg office	AUT1
Austria | Standout GmbH | Ordinary
Related party transactions
Company name	Standout GmbH
Percentage of undertaking	100.00%
Reg office	AUT4
Belgium | LexisNexis BV | Ordinary
Related party transactions
Company name	LexisNexis BV
Percentage of undertaking	100.00%
Reg office	BEL1
Brazil | Elsevier Editora Ltda | Quotas
Related party transactions
Company name	Elsevier Editora Ltda
Percentage of undertaking	100.00%
Reg office	BRA1
Brazil | Fircosoft Brasil Consultoria e Servicos de Informatica Ltda | Quotas
Related party transactions
Company name	Fircosoft Brasil Consultoria e Servicos de Informatica Ltda
Percentage of undertaking	100.00%
Reg office	BRA2
Brazil | Gestora de Inteligncia de Crdito S.A. | Common, Preferred
Related party transactions
Company name	Gestora de Inteligência de Crédito S.A. (20%)
Percentage of undertaking	20.00%
Reg office	BRA8
Brazil | LexisNexis Informaes e Sistemas Empresariais Ltda | Quotas
Related party transactions
Company name	LexisNexis Informações e Sistemas Empresariais Ltda
Percentage of undertaking	100.00%
Reg office	BRA6
Brazil | LexisNexis Servios de Anlise de Risco Ltda | Quotas
Related party transactions
Company name	LexisNexis Serviços de Análise de Risco Ltda
Percentage of undertaking	100.00%
Reg office	BRA7
Brazil | MLex Brasil Midia Mercadologica Ltda | Quotas
Related party transactions
Company name	MLex Brasil Midia Mercadologica Ltda
Percentage of undertaking	100.00%
Reg office	BRA4
Brazil | Reed Exhibitions Alcntara Machado Ltda | Quotas
Related party transactions
Company name	Reed Exhibitions Alcântara Machado Ltda
Percentage of undertaking	100.00%
Reg office	BRA3
Brazil | SST Software do Brasil Ltda | Quotas
Related party transactions
Company name	SST Software do Brasil Ltda
Percentage of undertaking	100.00%
Reg office	BRA5
Canada | Elsevier Canada Inc. | Common
Related party transactions
Company name	Elsevier Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN2
Canada | LexisNexis Canada Inc. | Class B
Related party transactions
Company name	LexisNexis Canada Inc.
Percentage of undertaking	100.00%
Reg office	CAN1
Canada | RELX Canada Ltd | Common
Related party transactions
Company name	RELX Canada Ltd
Percentage of undertaking	100.00%
Reg office	CAN1
China | Bakery China Exhibitions Co., Ltd (25%) | Ordinary
Related party transactions
Company name	Bakery China Exhibitions Co., Ltd (25%)
Percentage of undertaking	25.00%
Reg office	CHN1
China | Beijing Medtime Elsevier Education Technology Co., Ltd (49%) | Common
Related party transactions
Company name	Beijing Medtime Elsevier Education Technology Co., Ltd (49%)
Percentage of undertaking	49.00%
Reg office	CHN2
China | C-One Energy (Guangzhou) Co., Ltd | Ordinary
Related party transactions
Company name	C-One Energy (Guangzhou) Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN5
China | ICIS Consulting (Beijing) Co., Ltd | Ordinary
Related party transactions
Company name	ICIS Consulting (Beijing) Co., Ltd (Liquidation in progress)
Percentage of undertaking	100.00%
Reg office	CHN18
China | KeAi Communications Co., Ltd | Ordinary
Related party transactions
Company name	KeAi Communications Co., Ltd (49%)
Percentage of undertaking	49.00%
Reg office	CHN15
China | LexisNexis Information Technology Co. Ltd | Ordinary
Related party transactions
Company name	LexisNexis Information Technology Co. Ltd
Percentage of undertaking	100.00%
Reg office	CHN19
China | LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd | Common
Related party transactions
Company name	LexisNexis Risk Solutions (Shanghai) Information Technologies Co. Ltd
Percentage of undertaking	100.00%
Reg office	CHN7
China | LNRS Data Services (Shanghai) Co Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (Shanghai) Co Ltd
Percentage of undertaking	100.00%
Reg office	CHN13
China | Reed Elsevier Information Technology (Beijing) Co., Ltd | Common
Related party transactions
Company name	Reed Elsevier Information Technology (Beijing) Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN3
China | Reed Exhibitions (China) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions (China) Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN4
China | Reed Exhibitions Hengjin Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Hengjin Co., Ltd (51%)
Percentage of undertaking	51.00%
Reg office	CHN12
China | Reed Exhibitions (Shanghai) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions (Shanghai) Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN10
China | Reed Huabai Exhibitions (Beijing) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Huabai Exhibitions (Beijing) Co., Ltd (51%)
Percentage of undertaking	51.00%
Reg office	CHN4
China | Reed Huabo Exhibitions (Shenzhen) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Huabo Exhibitions (Shenzhen) Co., Ltd (65%)
Percentage of undertaking	65.00%
Reg office	CHN16
China | Reed Huaqun Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Reed Huaqun Exhibitions Co., Ltd (52%)
Percentage of undertaking	52.00%
Reg office	CHN4
China | Reed Exhibitions Kuozhan (Shanghai) Co., Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Kuozhan (Shanghai) Co., Ltd (60%)
Percentage of undertaking	60.00%
Reg office	CHN8
China | Reed Sinopharm Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Reed Sinopharm Exhibitions Co., Ltd (50%)
Percentage of undertaking	50.00%
Reg office	CHN4
China | RELX (China) Investment Co., Ltd | Ordinary
Related party transactions
Company name	RELX (China) Investment Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN9
China | RX (Shenzhen) Co., Ltd | Ordinary
Related party transactions
Company name	RX (Shenzhen) Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN6
China | Shanghai Datong Medical Information Technology Co., Ltd | Ordinary
Related party transactions
Company name	Shanghai Datong Medical Information Technology Co., Ltd
Percentage of undertaking	100.00%
Reg office	CHN17
China | Shanghai SinoReal Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Shanghai SinoReal Exhibitions Co., Ltd (27.5%)
Percentage of undertaking	27.50%
Reg office	CHN11
China | Z&R Exhibitions Co., Ltd | Ordinary
Related party transactions
Company name	Z&R Exhibitions Co., Ltd (27.5%)
Percentage of undertaking	27.50%
Reg office	CHN14
Colombia | LexisNexis Risk Solutions SAS | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions SAS
Percentage of undertaking	100.00%
Reg office	COL1
Denmark | Elsevier A/S | Ordinary
Related party transactions
Company name	Elsevier A/S
Percentage of undertaking	100.00%
Reg office	DNK1
Egypt | Elsevier Egypt LLC | Ordinary
Related party transactions
Company name	Elsevier Egypt LLC
Percentage of undertaking	100.00%
Reg office	EGY1
France | Closd SAS | Ordinary
Related party transactions
Company name	Closd SAS
Percentage of undertaking	100.00%
Reg office	FRA9
France | Elsevier Holding France SAS | Ordinary
Related party transactions
Company name	Elsevier Holding France SAS
Percentage of undertaking	100.00%
Reg office	FRA1
France | Elsevier Masson SAS | Ordinary
Related party transactions
Company name	Elsevier Masson SAS
Percentage of undertaking	100.00%
Reg office	FRA1
France | Evoluprint SAS | Ordinary
Related party transactions
Company name	Evoluprint SAS
Percentage of undertaking	100.00%
Reg office	FRA2
France | Fircosoft SAS | Ordinary
Related party transactions
Company name	Fircosoft SAS
Percentage of undertaking	100.00%
Reg office	FRA8
France | GIE EDI Data | Ordinary
Related party transactions
Company name	GIE EDI Data (83%)
Percentage of undertaking	83.00%
Reg office	FRA3
France | GIE Juris Data | Ordinary
Related party transactions
Company name	GIE Juris Data
Percentage of undertaking	100.00%
Reg office	FRA3
France | LexisNexis Business Information Solutions SA | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions SA
Percentage of undertaking	100.00%
Reg office	FRA3
France | LexisNexis Business Information Solutions Holding SA | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions Holding SA
Percentage of undertaking	100.00%
Reg office	FRA5
France | LexisNexis International Development & Services SAS | Ordinary
Related party transactions
Company name	LexisNexis International Development & Services SAS
Percentage of undertaking	100.00%
Reg office	FRA3
France | LexisNexis SA | Ordinary
Related party transactions
Company name	LexisNexis SA
Percentage of undertaking	100.00%
Reg office	FRA3
France | Reed Exhibitions ISG SARL | Ordinary
Related party transactions
Company name	Reed Exhibitions ISG SARL
Percentage of undertaking	100.00%
Reg office	FRA6
France | RELX France SA | Ordinary
Related party transactions
Company name	RELX France SA
Percentage of undertaking	100.00%
Reg office	FRA6
France | RELX France Services SAS | Ordinary
Related party transactions
Company name	RELX France Services SAS
Percentage of undertaking	100.00%
Reg office	FRA8
France | RX France SAS | Ordinary
Related party transactions
Company name	RX France SAS
Percentage of undertaking	100.00%
Reg office	FRA4
France | SAFI SA | Ordinary
Related party transactions
Company name	SAFI SA (50%)
Percentage of undertaking	50.00%
Reg office	FRA7
Germany | BehavioSec GmbH | Ordinary
Related party transactions
Company name	BehavioSec GmbH
Percentage of undertaking	100.00%
Reg office	DEU7
Germany | Elsevier GmbH | Ordinary
Related party transactions
Company name	Elsevier GmbH
Percentage of undertaking	100.00%
Reg office	DEU3
Germany | Elsevier Information Systems GmbH | Ordinary
Related party transactions
Company name	Elsevier Information Systems GmbH
Percentage of undertaking	100.00%
Reg office	DEU2
Germany | IPlytics GmbH | Ordinary
Related party transactions
Company name	IPlytics GmbH
Percentage of undertaking	100.00%
Reg office	DEU8
Germany | LexisNexis GmbH | Ordinary
Related party transactions
Company name	LexisNexis GmbH
Percentage of undertaking	100.00%
Reg office	DEU4
Germany | PatentSight GmbH | Ordinary
Related party transactions
Company name	PatentSight GmbH
Percentage of undertaking	100.00%
Reg office	DEU6
Germany | RELX Deutschland GmbH | Ordinary
Related party transactions
Company name	RELX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	DEU1
Germany | RX Deutschland GmbH | Ordinary
Related party transactions
Company name	RX Deutschland GmbH
Percentage of undertaking	100.00%
Reg office	DEU1
Germany | Tschach Solutions GmbH | Ordinary
Related party transactions
Company name	Tschach Solutions GmbH
Percentage of undertaking	100.00%
Reg office	DEU5
Greece | Mack Brooks Hellas SA | Ordinary
Related party transactions
Company name	Mack Brooks Hellas SA (87.36%) (Liquidation in progress)
Percentage of undertaking	87.36%
Reg office	GRE1
Hong Kong | Ascend China Holding Ltd | Ordinary
Related party transactions
Company name	Ascend China Holding Ltd
Percentage of undertaking	100.00%
Reg office	HNK4
Hong Kong | JC Exhibition and Promotion Ltd | Ordinary
Related party transactions
Company name	JC Exhibition and Promotion Ltd (65%)
Percentage of undertaking	65.00%
Reg office	HNK4
Hong Kong | JYLN Sager Ltd | Ordinary
Related party transactions
Company name	JYLN Sager Ltd
Percentage of undertaking	100.00%
Reg office	HNK2
Hong Kong | LNRS Data Services (China) Ltd | Ordinary
Related party transactions
Company name	LNRS Data Services (China) Ltd
Percentage of undertaking	100.00%
Reg office	HNK1
Hong Kong | Reed Exhibitions Ltd | Ordinary
Related party transactions
Company name	Reed Exhibitions Ltd
Percentage of undertaking	100.00%
Reg office	HNK4
Hong Kong | RELX (Greater China) Ltd | Ordinary
Related party transactions
Company name	RELX (Greater China) Ltd
Percentage of undertaking	100.00%
Reg office	HNK3
India | FircoSoft India Private Ltd | Ordinary
Related party transactions
Company name	FircoSoft India Private Ltd
Percentage of undertaking	100.00%
Reg office	IND2
India | Next Events Private Ltd | Ordinary
Related party transactions
Company name	Next Events Private Ltd
Percentage of undertaking	100.00%
Reg office	IND1
India | Parity Computing India Private Ltd | Ordinary
Related party transactions
Company name	Parity Computing India Private Ltd
Percentage of undertaking	100.00%
Reg office	IND3
India | Reed Elsevier Publishing (India) Private Ltd | Ordinary
Related party transactions
Company name	Reed Elsevier Publishing (India) Private Ltd
Percentage of undertaking	100.00%
Reg office	IND1
India | Reed Manch Exhibitions Private Ltd | Ordinary
Related party transactions
Company name	Reed Manch Exhibitions Private Ltd
Percentage of undertaking	100.00%
Reg office	IND1
India | Reed Triune Exhibitions Private Ltd | Ordinary
Related party transactions
Company name	Reed Triune Exhibitions Private Ltd (72%)
Percentage of undertaking	72.00%
Reg office	IND4
India | RELX India Private Ltd | Ordinary
Related party transactions
Company name	RELX India Private Ltd
Percentage of undertaking	100.00%
Reg office	IND1
Indonesia | PT Reed Exhibitions Indonesia | Class A Preferred / Class B Common
Related party transactions
Company name	PT Reed Exhibitions Indonesia (70%)
Percentage of undertaking	70.00%
Reg office	IDN1
Indonesia | PT RELX Information Analytics Indonesia | Ordinary
Related party transactions
Company name	PT RELX Information Analytics Indonesia
Percentage of undertaking	100.00%
Reg office	IDN2
Irish Republic | Elsevier Services Ireland Ltd | Ordinary
Related party transactions
Company name	Elsevier Services Ireland Ltd
Percentage of undertaking	100.00%
Reg office	IRL2
Irish Republic | LexisNexis Risk Solutions (Europe) Ltd | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions (Europe) Ltd
Percentage of undertaking	100.00%
Reg office	IRL1
Irish Republic | LexisNexis Risk Solutions (Ireland) Ltd | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions (Ireland) Ltd
Percentage of undertaking	100.00%
Reg office	IRL1
Irish Republic | 3D4Medical Ltd | Ordinary
Related party transactions
Company name	3D4Medical Ltd
Percentage of undertaking	100.00%
Reg office	IRL3
Israel | LexisNexis Israel Ltd | Ordinary
Related party transactions
Company name	LexisNexis Israel Ltd
Percentage of undertaking	100.00%
Reg office	ISR1
Italy | Elsevier SRL | Registered capital
Related party transactions
Company name	Elsevier SRL
Percentage of undertaking	100.00%
Reg office	ITA1
Italy | ICIS Italia SRL | Ordinary
Related party transactions
Company name	ICIS Italia SRL
Percentage of undertaking	100.00%
Reg office	ITA2
Italy | RX Italy SRL | Ordinary
Related party transactions
Company name	RX Italy SRL
Percentage of undertaking	100.00%
Reg office	ITA1